Financial Instruments - Fair Values and Risk Management - Summary of Trade Receivables Past Due (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Trade receivables	€ 39,056	€ 41,259
Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	44,660	46,584
Accumulated impairment [member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	(5,604)	(5,325)
Current (not past due)
Disclosure of detailed information about financial instruments [line items]
Trade receivables	29,111	30,146
From 1 to 29 days past due
Disclosure of detailed information about financial instruments [line items]
Trade receivables	7,158	7,854
From 30 to 60 days past due
Disclosure of detailed information about financial instruments [line items]
Trade receivables	1,355	1,030
From 61 to 90 days past due
Disclosure of detailed information about financial instruments [line items]
Trade receivables	563	355
More than 90 days past due
Disclosure of detailed information about financial instruments [line items]
Trade receivables	€ 6,473	€ 7,199